Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue Explanatory [Abstract]
Summary of Reconciliation of Disaggregated Revenue by Reportable Segment

The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 5). Revenue has been disaggregated by primary geographical market and type of service provided.

Twelve months ended December 31, 2019	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$336,483	$128,202	$—	$(5,308)	$459,377
United States	852,293	19,627	—	(269)	871,651
International	210,292	—	—	—	210,292
	$1,399,068	$147,829	$—	$(5,577)	$1,541,320

Day rate/hourly services	$1,333,114	$147,829	$—	$(905)	$1,480,038
Shortfall payments/idle but contracted	9,789	—	—	—	9,789
Turnkey drilling services	3,754	—	—	—	3,754
Directional services	41,876	—	—	—	41,876
Other	10,535	—	—	(4,672)	5,863
	$1,399,068	$147,829	$—	$(5,577)	$1,541,320

Twelve months ended December 31, 2018	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$426,475	$138,030	$—	$(5,759)	$558,746
United States	778,886	12,730	—	(304)	791,312
International	191,131	—	—	—	191,131
	$1,396,492	$150,760	$—	$(6,063)	$1,541,189

Day rate/hourly services	$1,302,575	$150,760	$—	$(1,009)	$1,452,326
Shortfall payments/idle but contracted	12,520	—	—	—	12,520
Turnkey drilling services	37,811	—	—	—	37,811
Directional services	31,943	—	—	—	31,943
Other	11,643	—	—	(5,054)	6,589
	$1,396,492	$150,760	$—	$(6,063)	$1,541,189